Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Disclosures of Cash Flow Information

Interest paid during the years ended December 31, 2018, 2017 and 2016, was $330 million, $314 million and $478 million, respectively.

Income taxes, net of refunds, paid during the years ended December 31, 2018, 2017 and 2016 were $288 million, $526 million and $677 million, respectively.

The following non-cash investing and financing activities were excluded from the consolidated statements of cash flows:

•	In 2017, we had non-cash financing activities of $25 million in connection with the spin-offs.

•
In 2016, we transferred $116 million of Park's property and equipment to HGV's timeshare inventory for conversion into timeshare units.